Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 1,249,224	¥ 1,179,337	¥ 1,065,358
Net interest revenue		141,103	129,819	58,616
Net revenue		1,390,327	1,309,156	1,123,974
Non-interest expenses		1,171,201	1,039,568	1,154,471
Income (loss) before income taxes		219,126	269,588	(30,497)
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		366,271	329,983	331,743
Net interest revenue		2,538	6,376	7,737
Net revenue		368,809	336,359	339,480
Non-interest expenses		276,480	286,926	289,990
Income (loss) before income taxes		92,329	49,433	49,490
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		126,874	85,190	89,607
Net interest revenue		7,900	7,415	8,238
Net revenue		134,774	92,605	97,845
Non-interest expenses		60,529	63,833	63,660
Income (loss) before income taxes		74,245	28,772	34,185
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	[1]	524,019	506,203	496,484
Net interest revenue	[1]	167,337	142,416	58,904
Net revenue	[1]	691,356	648,619	555,388
Non-interest expenses	[1]	627,051	556,399	666,787
Income (loss) before income taxes	[1]	64,305	92,220	(111,399)
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		232,060	257,961	147,524
Net interest revenue		(36,672)	(26,388)	(16,263)
Net revenue		195,388	231,573	131,261
Non-interest expenses		207,141	132,410	134,034
Income (loss) before income taxes		¥ (11,753)	¥ 99,163	¥ (2,773)

[1]	Non-interest revenue and Non-interest expense for the year ended March 31, 2021 include losses arising from the U.S. Prime Brokerage Event. See Note.23 “Loss Arising from U.S. Prime Brokerage Event.”